Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share
The computation of the income and share data used in the basic and diluted earnings per share is as follows:

	2024	2023	2022
Basic earnings per share—
Net profit	$608,114	$514,097	$348,054
Weighted-average shares outstanding	41,670	40,105	40,445
Non-vested dividend participating awards	127	123	136
	41,797	40,228	40,581
	14.55	12.78	8.58
Diluted earnings per share—
Net profit	$608,114	$514,097	$348,054
Interest on convertible senior notes	—	—	42,403
Net change in fair value of derivatives	—	—	(17,189)
Net profit income adjusted for the effect of dilution	608,114	514,097	373,268
Weighted-average shares outstanding	41,797	40,228	40,581
Convertible shares	—	—	6,775
	41,797	40,228	47,356
	14.55	12.78	7.88